3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

May 30, 2018

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Managed Duration Investment Grade Municipal Fund (the “Fund”)

File No. 811-02201

Definitive Proxy Material

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR, is a definitive copy of the proxy statement, proxy card and notice of meeting to be furnished to shareholders of the Fund in connection with the Special Meeting of Shareholders of the Fund to be held on July 12, 2018 (the “Meeting”). The Fund anticipates that the definitive proxy materials will be sent on or about May 30, 2018 to shareholders of record on April 13, 2018.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Respectfully,

John P. Falco

cc:	John M. Ford, Esq.

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